Segment Information - Schedule of Reportable Business Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reportable Business Segments [Line Items]
Real property rental revenue	$ 1,333,403	$ 1,255,681
Real property operating expenses	(1,065,574)	(1,017,493)
Real property operating income	267,829	238,188
Loss from equity method investment - Lab Services MSO	(846,588)	(8,571,647)
Other operating expenses	(4,348,973)	(7,420,224)
Interest expense	(2,436,973)	(1,351,502)
Other expense	(538,689)	398,175
Net loss	(7,903,394)	(16,707,010)
Real Property Operations [Member]
Schedule of Reportable Business Segments [Line Items]
Real property rental revenue	1,333,403	1,255,681
Real property operating expenses	(1,065,574)	(1,017,493)
Real property operating income	267,829	238,188
Loss from equity method investment - Lab Services MSO
Other operating expenses	(354,311)	(347,356)
Interest expense	(777,228)	(918,885)
Other expense	(80)	15
Net loss	(863,790)	(1,028,038)
Lab Services MSO [Member]
Schedule of Reportable Business Segments [Line Items]
Real property rental revenue
Real property operating expenses
Real property operating income
Loss from equity method investment - Lab Services MSO	(846,588)	(8,571,647)
Other operating expenses
Interest expense
Other expense
Net loss	(846,588)	(8,571,647)
Corporate / Other [Member]
Schedule of Reportable Business Segments [Line Items]
Real property rental revenue
Real property operating expenses
Real property operating income
Loss from equity method investment - Lab Services MSO
Other operating expenses	(3,994,662)	(7,072,868)
Interest expense	(1,659,745)	(432,617)
Other expense	(538,609)	398,160
Net loss	$ (6,193,016)	$ (7,107,325)